Expense Example, No Redemption - Federated Hermes Opportunistic High Yield Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	558	787	1,034	1,741	188	582	1,001	1,976	89	278	482	1,073	113	353	612	1,352	80	249	433	966